Pay vs Performance Disclosure (Tabular List)	12 Months Ended
Dec. 31, 2022
Measure [Axis]: 1
Pay vs Performance Disclosure [Line Items]
Measure Name	Adjusted Operating ROE
Measure [Axis]: 2
Pay vs Performance Disclosure [Line Items]
Measure Name	Combined Ratio
Measure [Axis]: 3
Pay vs Performance Disclosure [Line Items]
Measure Name	Operating Expense Ratio
Measure [Axis]: 4
Pay vs Performance Disclosure [Line Items]
Measure Name	Total Shareholder Return (as defined at Everest’s Investor Day23)
Measure [Axis]: 5
Pay vs Performance Disclosure [Line Items]
Measure Name	Gross Written Premium Annual Growth Rate